Employees - Summary of Employees (Detail) - Employees	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of average number of employees [line items]
Average number of employees	31,589	28,926	27,161
Continuing operation [member]
Disclosure of average number of employees [line items]
Average number of employees	31,589	28,926	26,510
Continuing operation [member] | Australia [member]
Disclosure of average number of employees [line items]
Average number of employees	20,967	18,146	16,504
Continuing operation [member] | South America [member]
Disclosure of average number of employees [line items]
Average number of employees	7,330	6,979	6,729
Continuing operation [member] | North America [member]
Disclosure of average number of employees [line items]
Average number of employees	1,296	1,999	1,839
Continuing operation [member] | Asia [member]
Disclosure of average number of employees [line items]
Average number of employees	1,939	1,743	1,368
Continuing operation [member] | Europe [member]
Disclosure of average number of employees [line items]
Average number of employees	57	59	70
Discontinued operations [member]
Disclosure of average number of employees [line items]
Average number of employees			651